Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 282,229	$ 187,511
Accounts receivable	31,730	33,017
Prepaid expenses and other current assets	10,450	12,430
Inventories	8,396	9,261
Total current assets	332,805	242,219
Non-current assets
Vessels and drydock	3,925,151	4,002,888
Right of use assets for vessels	784,770	807,179
Other assets	97,445	92,145
Goodwill	8,900	8,900
Restricted cash	5,293	5,293
Total non-current assets	4,821,559	4,916,405
Total assets	5,154,364	5,158,624
Current liabilities
Current portion of long-term bank debt and bonds	233,259	172,705
Sale and leaseback liability	158,082	131,736
IFRS 16 - lease liability	54,386	56,678
Accounts payable	12,302	12,863
Accrued expenses	23,699	32,193
Total current liabilities	481,728	406,175
Non-current liabilities
Long-term bank debt and bonds	824,401	971,172
Sale and leaseback liability	1,342,415	1,139,713
IFRS 16 - lease liability	548,407	575,796
Total non-current liabilities	2,715,223	2,686,681
Total liabilities	3,196,951	3,092,856
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 shares authorized; 58,369,516 and 58,093,147 issued and outstanding shares as of June 30, 2021 and December 31, 2020, respectively.	659	656
Additional paid-in capital	2,857,024	2,850,206
Treasury shares	(480,172)	(480,172)
Accumulated deficit	(420,098)	(304,922)
Total shareholders’ equity	1,957,413	2,065,768
Total liabilities and shareholders’ equity	$ 5,154,364	$ 5,158,624